Offsets	May 19, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Gold.com, Inc.
Form or Filing Type	S-3
File Number	333-295963
Initial Filing Date	May 15, 2026
Fee Offset Claimed	$ 19,453.48
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock
Unsold Securities Associated with Fee Offset Claimed | shares	3,370,787
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 140,865,188.00
Termination / Withdrawal Statement	(4) On May 15, 2026, the Registrant inadvertently filed a registration statement registering the indicated shares of Common Stock tagged as an S-3 submission rather than an S-3ASR submission. That registration statement is being withdrawn, without having been declared effective and with no shares of Common Stock having been sold thereunder.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Gold.com, Inc.
Form or Filing Type	S-3
File Number	333-295963
Filing Date	May 15, 2026
Fee Paid with Fee Offset Source	$ 19,453.48